Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBPESPB - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	$ 1,551,959	$ 2,157,879
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	4,709	3,859
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	320,767	310,999
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	182,047	178,705
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1,960	4,055
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	504,774	493,759
EBP, Change in Net Asset Available for Benefit, Increase	2,061,442	2,655,497
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	692,123	1,174,837
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	5,666	9,356
EBP, Change in Net Asset Available for Benefit, Decrease	697,789	1,184,193
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	1,363,653	1,471,304
EBP, Net Asset Available for Benefit	13,096,347	11,732,694	$ 10,261,390
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	1,551,959	2,157,879
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	4,709	3,859
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	320,767	310,999
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	182,047	178,705
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1,960	4,055
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	504,774	493,759
EBP, Change in Net Asset Available for Benefit, Increase	2,061,442	2,655,497
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	692,123	1,174,837
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	5,666	9,356
EBP, Change in Net Asset Available for Benefit, Decrease	697,789	1,184,193
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	1,363,653	1,471,304
EBP, Net Asset Available for Benefit	$ 13,096,347	$ 11,732,694	$ 10,261,390